Material Accounting Policies - Narrative (Details)	12 Months Ended
Dec. 31, 2023
Bottom of range | Distribution, Sales Potential of Field Force, Client Relationships, and Asset Administration Contracts
Disclosure of detailed information about property, plant and equipment [line items]
Intangible asset useful life	3 years
Bottom of range | Internally generated software
Disclosure of detailed information about property, plant and equipment [line items]
Intangible asset useful life	3 years
Top of range | Distribution, Sales Potential of Field Force, Client Relationships, and Asset Administration Contracts
Disclosure of detailed information about property, plant and equipment [line items]
Intangible asset useful life	40 years
Top of range | Internally generated software
Disclosure of detailed information about property, plant and equipment [line items]
Intangible asset useful life	10 years
Owner-occupied properties | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property useful life	25 years
Owner-occupied properties | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property useful life	49 years
Furniture, computers, and other office equipment, and leasehold improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property useful life	2 years
Furniture, computers, and other office equipment, and leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property useful life	20 years